Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current:
Hong Kong
Deferred:
Hong Kong
Total provision for income taxes